Note 3 - Acquisitions (Details) - Business Acquisitions, Pro Forma Revenue and Earnings: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisitions, Pro Forma Revenue and Earnings: [Abstract]
Actual from acquired entities for 2014	$ 97,507
Actual from acquired entities for 2014	3,578
Revenues	2,815,188	2,554,036	2,385,375
Net Earnings	$ 94,111	$ 58,335	$ 56,371